NOTE 4 - ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
NOTE 4 - ACQUISITIONS - Whisl Consideration
May 13,
Fair Value of Consideration:	2022
Cash	$1,250,000
1,461,653 shares of common stock	550,000
Total Purchase Price	$1,800,000

NOTE 4 - ACQUISITIONS - Smartbiz Consideration
June 1,
Fair Value of Consideration:	2022
Cash	$800,000
2,850,330 shares of common stock	1,000,000
Total Purchase Price	$1,800,000

NOTE 4 - ACQUISITIONS - Whisl Assets and Liabilities Acquired

Total purchase price	$1,800,000
Cash	141,113
Accounts receivable	109,762
Total identifiable assets	250,875

Accounts payable	(241,426)
Other current liabilities	(2,075)
Total liabilities assumed	(243,501)
Net assets	7,374

Non-controlling interest	3,613
Total net assets	3,761
Goodwill	$1,796,239

NOTE 4 - ACQUISITIONS - Smartbiz Assets and Liabilities Acquired

Total purchase price	$1,800,000
Cash	19,755
Accounts receivable	789,515
Total identifiable assets	809,270

Accounts payable	(807,265)
Other current liabilities	(76,839)
Total liabilities assumed	(884,104)
Accumulated deficit	(74,834)

Non-controlling interest	(36,669)
Total accumulated deficit	(38,165)
Goodwill	$1,838,165

NOTE 4 - ACQUISITIONS - Unaudited Pro Forma Results of Operations

	Years Ended
	December 31,
	2022	2021
Revenues	$103,353,405	$77,483,732
Cost of revenues	101,717,011	74,237,359
Gross profit	1,636,394	3,246,373

Operating expenses	5,762,097	6,102,433
Operating loss	(4,125,703)	(2,856,060)

Other expense	(2,674,101)	(880,112)

Net Loss	$(6,799,804)	$(3,736,172)